UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (96.0%)
Australia (18.3%)
Banks
Australia & New Zealand Banking Group Ltd.	275,301	$6,693
Westpac Banking Corp.	174,924	4,685
		11,378
Biotechnology
CSL Ltd.	40,129	3,842

Capital Markets
ASX Ltd.	73,392	2,831

Construction Materials
Boral Ltd.	734,736	3,278

Food & Staples Retailing
Woolworths Ltd.	179,972	3,644

Health Care Equipment & Supplies
ResMed, Inc.	675,876	4,797

Health Care Providers & Services
Healthscope Ltd.	1,376,765	2,388
Ramsay Health Care Ltd.	30,420	1,624
		4,012
Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd.	431,043	1,564

Insurance
QBE Insurance Group Ltd.	293,829	2,894

Oil, Gas & Consumable Fuels
Santos Ltd.	622,228	1,806

Real Estate Management & Development
Lend Lease Group REIT	313,701	3,734
		43,780
China (23.3%)
Banks
Bank of China Ltd. H Shares (a)	12,132,000	6,026
China Construction Bank Corp. H Shares (a)	6,492,560	5,221
		11,247
Diversified Consumer Services
New Oriental Education & Technology Group, Inc. ADR (b)	21,157	1,277
TAL Education Group ADR (b)	15,723	1,676
		2,953
Diversified Telecommunication Services
China Unicom Hong Kong Ltd. (a)	1,160,000	1,552

Food Products
China Mengniu Dairy Co., Ltd. (a)	568,000	1,177

Insurance
China Pacific Insurance Group Co., Ltd. H Shares (a)	799,400	2,885

Internet & Direct Marketing Retail
JD.com, Inc. ADR (b)	66,108	2,057

Internet Software & Services
Alibaba Group Holding Ltd. ADR (b)	57,816	6,234
NetEase, Inc. ADR	4,555	1,294
Tencent Holdings Ltd. (a)	533,600	15,298
		22,826
Machinery
CRCC High-Tech Equipment Corp., Ltd. H Shares (a)	1,180,000	550
Zoomlion Heavy Industry Science and Technology Co., Ltd. H Shares (a)	867,800	465
		1,015
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd. H Shares (a)	2,140,000	1,567

Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (a)	998,000	1,307
Sino Biopharmaceutical Ltd. (a)	805,000	663
		1,970
Real Estate Management & Development
China Overseas Land & Investment Ltd. (a)	228,000	651

Semiconductors & Semiconductor Equipment
ASM Pacific Technology Ltd. (a)	23,300	317

Textiles, Apparel & Luxury Goods
Shenzhou International Group Holdings Ltd. (a)	189,000	1,193

Wireless Telecommunication Services
China Mobile Ltd. (a)	398,000	4,356
		55,766
Hong Kong (8.5%)
Banks
BOC Hong Kong Holdings Ltd.	1,096,500	4,480

Capital Markets
Hong Kong Exchanges and Clearing Ltd.	61,300	1,543

Diversified Telecommunication Services
HKT Trust & HKT Ltd.	1,065,340	1,374

Electric Utilities
Power Assets Holdings Ltd.	60,000	517

Industrial Conglomerates
CK Hutchison Holdings Ltd.	323,768	3,983

Insurance
AIA Group Ltd.	723,400	4,561

Real Estate Management & Development
Cheung Kong Property Holdings Ltd.	366,268	2,467

Textiles, Apparel & Luxury Goods
Samsonite International SA	390,900	1,423
		20,348
India (9.7%)
Automobiles
Maruti Suzuki India Ltd.	25,953	2,404

Banks
HDFC Bank Ltd. ADR	16,800	1,264
IndusInd Bank Ltd.	132,613	2,910
		4,174
Construction Materials
Shree Cement Ltd.	10,802	2,842

Consumer Finance
Bharat Financial Inclusion Ltd. (b)	69,951	871
Shriram Transport Finance Co., Ltd.	62,430	1,036
		1,907
Machinery
Ashok Leyland Ltd.	1,711,810	2,229

Media
Inox Leisure Ltd. (b)	222,464	982
Zee Entertainment Enterprises Ltd.	350,508	2,891
		3,873
Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	242,599	2,428

Personal Products
Marico Ltd.	534,879	2,429

Transportation Infrastructure
Gateway Distriparks Ltd.	212,870	829
		23,115
Indonesia (4.9%)
Automobiles
Astra International Tbk PT	3,429,200	2,220

Banks
Bank Mandiri Persero Tbk PT	2,015,800	1,770
Bank Negara Indonesia Persero Tbk PT	727,100	353
		2,123
Construction Materials
Semen Indonesia Persero Tbk PT	2,106,100	1,423

Diversified Telecommunication Services
Link Net Tbk PT	1,330,400	542
Telekomunikasi Indonesia Persero Tbk PT	6,512,800	2,018
		2,560
Household Products
Unilever Indonesia Tbk PT	210,800	685

Real Estate Management & Development
Bumi Serpong Damai Tbk PT	8,364,700	1,183

Wireless Telecommunication Services
XL Axiata Tbk PT (b)	6,456,550	1,483
		11,677
Korea, Republic of (11.9%)
Aerospace & Defense
Hanwha Techwin Co., Ltd. (b)	19,840	835
Korea Aerospace Industries Ltd.	23,078	1,189
		2,024
Auto Components
Mando Corp.	5,446	1,264

Automobiles
Hyundai Motor Co.	15,274	2,151

Biotechnology
Hugel, Inc. (b)	3,856	1,273

Construction & Engineering
Hyundai Development Co-Engineering & Construction	44,982	1,635

Household Durables
Coway Co., Ltd.	13,201	1,136

Industrial Conglomerates
CJ Corp.	9,694	1,508

Internet Software & Services
NAVER Corp.	3,322	2,540

Media
Innocean Worldwide, Inc.	12,131	668

Personal Products
Amorepacific Corp.	4,903	1,230
Cosmax, Inc.	3,190	388
		1,618
Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	5,293	9,750
Samsung Electronics Co., Ltd. (Preference)	1,993	2,857
		12,607
		28,424

Malaysia (2.5%)
Banks
Malayan Banking Bhd	760,400	1,533

Construction & Engineering
Gamuda Bhd	1,260,200	1,475

Hotels, Restaurants & Leisure
Genting Malaysia Bhd	1,228,000	1,512

Industrial Conglomerates
Sime Darby Bhd	695,000	1,457
		5,977
Philippines (2.7%)
Banks
BDO Unibank, Inc.	335,822	787
Metropolitan Bank & Trust Co.	927,113	1,478
		2,265
Diversified Financial Services
Ayala Corp.	55,036	927
Metro Pacific Investments Corp.	506,100	61
		988
Industrial Conglomerates
DMCI Holdings, Inc.	1,458,600	331
SM Investments Corp.	116,870	1,624
		1,955
Real Estate Management & Development
Ayala Land, Inc.	1,983,100	1,306
		6,514
Singapore (2.7%)
Banks
DBS Group Holdings Ltd.	126,700	1,757

Distributors
Jardine Cycle & Carriage Ltd.	81,200	2,546

Diversified Telecommunication Services
Singapore Telecommunications Ltd.	386,700	1,084

Health Care Providers & Services
Raffles Medical Group Ltd.	1,020,829	1,032
		6,419
Taiwan (9.7%)
Banks
E.Sun Financial Holding Co., Ltd.	1,734,500	1,055

Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	291,532	1,561
Hon Hai Precision Industry Co., Ltd.	917,855	2,753

Largan Precision Co., Ltd.	14,000	2,205
		6,519
Food Products
Uni-President Enterprises Corp.	1,031,046	1,933

Household Durables
Nien Made Enterprise Co., Ltd.	140,000	1,306

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	1,574,442	2,011
Taiwan Semiconductor Manufacturing Co., Ltd.	1,338,592	8,338
		10,349
Tech Hardware, Storage & Peripherals
Advantech Co. Ltd.	91,000	762

Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	39,604	397

Wireless Telecommunication Services
Taiwan Mobile Co., Ltd.	275,000	1,010
		23,331
Thailand (1.8%)
Construction & Engineering
Sino-Thai Engineering & Construction PCL (Foreign)	880,000	615

Health Care Providers & Services
Bangkok Dusit Medical Services PCL (Foreign)	1,745,600	1,077

Oil, Gas & Consumable Fuels
PTT PCL (Foreign)	128,500	1,447

Real Estate Management & Development
Central Pattana PCL (Foreign)	644,800	1,065
		4,204
Total Common Stocks (Cost $179,465)		229,555
Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $8,869)	8,869,247	8,869
Total Investments (99.7%) (Cost $188,334) (d)(e)		238,424
Other Assets in Excess of Liabilities (0.3%)		776
Net Assets (100.0%)		$239,200

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

(e)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $53,269,000 and the aggregate gross unrealized depreciation is approximately $3,179,000 resulting in net unrealized appreciation of approximately $50,090,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	67.0%
Banks	16.8
Internet Software & Services	10.6
Tech Hardware, Storage & Peripherals	5.6
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2017 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the  Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors. (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,024	$—	$—	$2,024
Auto Components	1,264	—	—	1,264
Automobiles	6,775	—	—	6,775
Banks	40,012	—	—	40,012
Biotechnology	5,115	—	—	5,115
Capital Markets	4,374	—	—	4,374
Construction & Engineering	3,110	615	—	3,725
Construction Materials	7,543	—	—	7,543
Consumer Finance	1,907	—	—	1,907
Distributors	2,546	—	—	2,546
Diversified Consumer Services	2,953	—	—	2,953
Diversified Financial Services	988	—	—	988
Diversified Telecommunication Services	6,570	—	—	6,570
Electric Utilities	517	—	—	517
Electronic Equipment, Instruments & Components	6,519	—	—	6,519
Food & Staples Retailing	3,644	—	—	3,644
Food Products	3,110	—	—	3,110
Health Care Equipment & Supplies	4,797	—	—	4,797
Health Care Providers & Services	5,044	1,077	—	6,121
Hotels, Restaurants & Leisure	3,076	—	—	3,076
Household Durables	2,442	—	—	2,442
Household Products	685	—	—	685
Industrial Conglomerates	8,903	—	—	8,903
Insurance	10,340	—	—	10,340
Internet & Direct Marketing Retail	2,057	—	—	2,057
Internet Software & Services	25,366	—	—	25,366
Machinery	3,244	—	—	3,244
Media	4,541	—	—	4,541
Oil, Gas & Consumable Fuels	5,801	1,447	—	7,248
Personal Products	4,047	—	—	4,047
Pharmaceuticals	1,970	—	—	1,970
Real Estate Management & Development	9,341	1,065	—	10,406
Semiconductors & Semiconductor Equipment	10,666	—	—	10,666
Tech Hardware, Storage & Peripherals	13,369	—	—	13,369
Textiles, Apparel & Luxury Goods	3,013	—	—	3,013
Transportation Infrastructure	829	—	—	829
Wireless Telecommunication Services	6,849	—	—	6,849
Total Common Stocks	225,351	4,204	—	229,555
Short-Term Investment
Investment Company	8,869	—	—	8,869
Total Assets	$234,220	$4,204	$—	$238,424

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017